Loans and Allowance for Credit Losses, Allowance for Credit Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	$ 5,269	$ 6,483
Provision for credit losses	2,030	(32)
Loans charged off	(1,692)	(2,188)
Recoveries	998	1,006
Ending balance	8,767	5,269
Residential Real Estate [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	681	980
Provision for credit losses	251	(318)
Loans charged off	(121)	(135)
Recoveries	57	154
Ending balance	2,213	681
Commercial Real Estate [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	2,038	2,548
Provision for credit losses	824	(556)
Loans charged off	(132)	(36)
Recoveries	155	82
Ending balance	3,047	2,038
Commercial and Industrial [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	1,293	1,571
Provision for credit losses	(85)	283
Loans charged off	(29)	(618)
Recoveries	212	57
Ending balance	1,275	1,293
Consumer [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	1,257	1,384
Provision for credit losses	1,040	559
Loans charged off	(1,410)	(1,399)
Recoveries	574	713
Ending balance	2,232	1,257
ASU 2016-13 [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	7,431
Ending balance		7,431
ASU 2016-13 [Member] | Residential Real Estate [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	2,026
Ending balance		2,026
ASU 2016-13 [Member] | Commercial Real Estate [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	2,200
Ending balance		2,200
ASU 2016-13 [Member] | Commercial and Industrial [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	1,177
Ending balance		1,177
ASU 2016-13 [Member] | Consumer [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	2,028
Ending balance		2,028
ASU 2016-13 [Member] | Impact of Adoption [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	2,162
Ending balance		2,162
ASU 2016-13 [Member] | Impact of Adoption [Member] | Residential Real Estate [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	1,345
Ending balance		1,345
ASU 2016-13 [Member] | Impact of Adoption [Member] | Commercial Real Estate [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	162
Ending balance		162
ASU 2016-13 [Member] | Impact of Adoption [Member] | Commercial and Industrial [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	(116)
Ending balance		(116)
ASU 2016-13 [Member] | Impact of Adoption [Member] | Consumer [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	$ 771
Ending balance		$ 771